Changes in investments in associates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	₩ 1,452,861	₩ 671,330
Investment and Dividend	1,056,238	724,902
Equity method income (loss)	159,533	53,287	₩ 17,488
Change in other comprehensive income (loss)	(1,457)	3,342
Impairment loss	(9,407)	0	(5,849)
Investments in associates	2,657,768	1,452,861	₩ 671,330
BNP Paribas Cardif Life Insurance
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	52,586	49,816
Investment and Dividend	0	(373)
Equity method income (loss)	(928)	(517)
Change in other comprehensive income (loss)	(1,058)	3,660
Impairment loss	0	0
Investments in associates	50,600	52,586
Songrim Partners
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	0	0
Equity method income (loss)	0	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
Neoplux Technology Valuation Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	16,384	18,738
Investment and Dividend	(16,171)	(1,661)
Equity method income (loss)	(213)	(693)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	16,384
Partners 4th Growth Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	14,917	16,612
Investment and Dividend	(4,474)	(1,219)
Equity method income (loss)	1,515	(476)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	11,958	14,917
KTB Newlake Global Healthcare PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	11,280	9,885
Investment and Dividend	(1,950)	1,500
Equity method income (loss)	74	(105)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	9,404	11,280
DAEKWANG SEMICONDUCTOR CO., LTD.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,388	3,334
Investment and Dividend	0	0
Equity method income (loss)	243	52
Change in other comprehensive income (loss)	0	2
Impairment loss	0	0
Investments in associates	3,631	3,388
Shinhan-Neoplux Energy Newbiz Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,880	3,974
Investment and Dividend	5,887	4,200
Equity method income (loss)	703	(294)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	14,470	7,880
Shinhan-Albatross Tech Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	8,734	8,908
Investment and Dividend	4,650	0
Equity method income (loss)	(62)	132
Change in other comprehensive income (loss)	0	(306)
Impairment loss	0	0
Investments in associates	13,322	8,734
KCLAVIS Meister Fund No.17
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	3,083
Investment and Dividend	0	(1,801)
Equity method income (loss)	0	(84)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	1,198
Plutus-SG Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,231	4,252
Investment and Dividend	(5,230)	(132)
Equity method income (loss)	999	111
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	4,231
SG ARGES Private Equity Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	4,341
Investment and Dividend	0	(4,796)
Equity method income (loss)	0	455
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
Eum Private Equity Fund No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,574	4,889
Investment and Dividend	(5,621)	(2,476)
Equity method income (loss)	2,050	1,161
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3	3,574
KTB Confidence Private Placement
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	6,067	5,302
Investment and Dividend	(6,063)	(215)
Equity method income (loss)	(4)	980
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	6,067
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,256	5,432
Investment and Dividend	(772)	(1,266)
Equity method income (loss)	(3,484)	90
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	4,256
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	8,916	8,429
Investment and Dividend	(48)	242
Equity method income (loss)	(8,868)	245
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	8,916
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE R/E INV TR 4
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,930	4,831
Investment and Dividend	(1,700)	4,820
Equity method income (loss)	472	279
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	8,702	9,930
Platform Partners brick save Private Investment trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	8,120
Investment and Dividend	0	(8,197)
Equity method income (loss)	0	77
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
Shinhan-Midas Donga Secondary Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,486	2,061
Investment and Dividend	1,150	1,750
Equity method income (loss)	116	(325)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	4,752	3,486
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,549	2,554
Investment and Dividend	1,495	1,968
Equity method income (loss)	3,924	27
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	9,968	4,549
Synergy-Shinhan Mezzanine New Technology Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,912	10,149
Investment and Dividend	(4,406)	(6,492)
Equity method income (loss)	494	255
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	3,912
Shinhan Praxis K-Growth Global Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,302	16,527
Investment and Dividend	78	(8,745)
Equity method income (loss)	(435)	2,520
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	9,945	10,302
Credian Healthcare Private Equity Fund II
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	2,377	4,553
Investment and Dividend	(4,937)	(2,526)
Equity method income (loss)	8,395	350
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	5,835	2,377
Kiwoom Milestone Professional Private Real Estate Trust 19
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,407	10,419
Investment and Dividend	(265)	(241)
Equity method income (loss)	(224)	229
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	9,918	10,407
AIP EUROGREEN Private Real Estate Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	20,884	20,544
Investment and Dividend	(1,189)	(1,248)
Equity method income (loss)	1,326	1,588
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	21,021	20,884
Brain Professional Private Trust No.4
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	5,244
Investment and Dividend	0	(5,175)
Equity method income (loss)	0	(69)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
Hanhwa US Equity Strategy Private Real Estate Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	25,964	26,232
Investment and Dividend	(26,907)	(1,866)
Equity method income (loss)	3,220	1,598
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	2,277	25,964
Brain KS Qualified Privately Placed Fund No.6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	5,097
Investment and Dividend	0	(5,041)
Equity method income (loss)	0	(56)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
Shinhan Global Healthcare Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,209	3,285
Investment and Dividend	0	0
Equity method income (loss)	128	(76)
Change in other comprehensive income (loss)	0	0
Impairment loss	(3,337)	0
Investments in associates	0	3,209
JB Power TL Investment Type Private Placement Special Asset Fund 7
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	16,800	17,484
Investment and Dividend	(1,359)	(1,513)
Equity method income (loss)	745	829
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	16,186	16,800
IBK AONE convertible 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	6,077	5,906
Investment and Dividend	(6,048)	0
Equity method income (loss)	(29)	171
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	6,077
Rico synergy collabo Multi-Mezzanine 3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,217	5,290
Investment and Dividend	(3,221)	(2,501)
Equity method income (loss)	4	428
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	3,217
KB NA Hickory Private Special Asset Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	35,930	34,360
Investment and Dividend	(2,609)	445
Equity method income (loss)	1,617	1,125
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	34,938	35,930
GB Professional Private Investment Trust 6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	8,588
Investment and Dividend	0	(8,588)
Equity method income (loss)	0	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	19,562	18,616
Investment and Dividend	(1,330)	(1,458)
Equity method income (loss)	386	2,404
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	18,618	19,562
SHBNPP Private Korea Equity Long-Short Professional Feeder
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	14,370
Investment and Dividend	0	(14,325)
Equity method income (loss)	0	(45)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
Shinhan-Stonebridge Petro PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	18,681
Investment and Dividend	0	(19,589)
Equity method income (loss)	0	909
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	1
BNP Paribas Cardif General Insurance
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	2,113	3,423
Investment and Dividend	3,066	0
Equity method income (loss)	(1,244)	(1,296)
Change in other comprehensive income (loss)	(40)	(14)
Impairment loss	0	0
Investments in associates	3,895	2,113
Axis Global Growth New Technology Investment Association
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,205	4,875
Investment and Dividend	(2,920)	(1,592)
Equity method income (loss)	(285)	(78)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	3,205
Polaris No7 Start up and Venture Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	4,338
Investment and Dividend	0	(2,300)
Equity method income (loss)	0	265
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	2,303
Hermes Private Investment Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	6,376	7,065
Investment and Dividend	0	0
Equity method income (loss)	(277)	(689)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	6,099	6,376
SHC ULMUS Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,149	2,890
Investment and Dividend	(3,289)	0
Equity method income (loss)	140	259
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	3,149
Shinhan-Nvestor Liquidity Solution Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,865	2,689
Investment and Dividend	(1,004)	2,700
Equity method income (loss)	632	(524)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	4,493	4,865
Shinhan AIM FoF Fund 1a
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,242	4,351
Investment and Dividend	1,324	2,363
Equity method income (loss)	194	528
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	8,760	7,242
Daishin Heim Qualified Investor Private Investment Trust No.1808
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	10,126
Investment and Dividend	0	(10,297)
Equity method income (loss)	0	171
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
Heungkuk High Class Professional Trust Private Fund 37
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	9,438
Investment and Dividend	0	(9,505)
Equity method income (loss)	0	67
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
IGIS Global Credit Fund 150-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,718	8,896
Investment and Dividend	(4,002)	781
Equity method income (loss)	1,566	41
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	7,282	9,718
GX SHINHAN INTERVEST 1st Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	33,166	31,831
Investment and Dividend	(54,515)	0
Equity method income (loss)	21,349	1,335
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	33,166
Soo Commerce Platform Growth Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	6,343	6,378
Investment and Dividend	(8,474)	0
Equity method income (loss)	3,278	(35)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	1,147	6,343
Partner One Value up I Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	11,891	11,939
Investment and Dividend	(20)	0
Equity method income (loss)	(92)	(48)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	11,779	11,891
Genesis No.1 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	51,150	45,758
Investment and Dividend	388	404
Equity method income (loss)	28,575	4,988
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	80,113	51,150
GMB ICT New Technology Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,854	7,934
Investment and Dividend	(7,853)	0
Equity method income (loss)	(1)	(80)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	7,854
Korea Omega Project Fund III
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,016	1,992
Investment and Dividend	0	0
Equity method income (loss)	547	1,024
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3,563	3,016
Soo Delivery Platform Growth Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	8,922	8,983
Investment and Dividend	(7,929)	(171)
Equity method income (loss)	3,075	110
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	4,068	8,922
Genesis North America Power Company No.1 PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	18,275	20,824
Investment and Dividend	(3,869)	(4,035)
Equity method income (loss)	2,577	1,486
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	16,983	18,275
Hyungje art printing
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	0	0
Equity method income (loss)	0	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	20,712	6,204
Investment and Dividend	(10,794)	14,147
Equity method income (loss)	664	361
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	10,582	20,712
Shinhan-Rhinos 1 Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,029	0
Investment and Dividend	(1,004)	3,000
Equity method income (loss)	574	29
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	2,599	3,029
Pacific Private Investment Trust No.20
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,076	0
Investment and Dividend	(1,289)	3,819
Equity method income (loss)	212	257
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	2,999	4,076
Susung Mezzanine project P1 Private Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,128	0
Investment and Dividend	(3,613)	4,000
Equity method income (loss)	(170)	1,128
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	1,345	5,128
Korea Finance Security
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,235	0
Investment and Dividend	0	3,448
Equity method income (loss)	(180)	(213)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3,055	3,235
Multimedia Tech Co.Ltd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	19	0
Investment and Dividend	0	0
Equity method income (loss)	(19)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
MIEL CO.,LTD
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	0	0
Equity method income (loss)	0	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
AIP Transportation Specialized Privately Placed Fund Trust #1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	31,580	0
Investment and Dividend	1,366	31,136
Equity method income (loss)	47	444
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	32,993	31,580
DB Epic Convertiblebond Private Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,063	0
Investment and Dividend	202	5,000
Equity method income (loss)	520	63
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	5,785	5,063
PCC S/W 2nd Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,001	0
Investment and Dividend	(3,328)	3,000
Equity method income (loss)	327	1
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	3,001
E&Healthcare Investment Fund No.6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,776	0
Investment and Dividend	0	7,030
Equity method income (loss)	7,387	746
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	15,163	7,776
One Shinhan Global Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,441	0
Investment and Dividend	0	4,520
Equity method income (loss)	(412)	(79)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	4,029	4,441
Kiwoom-Shinhan Innovation Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,284	0
Investment and Dividend	7,500	7,500
Equity method income (loss)	1,185	(216)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	15,969	7,284
Daishin-K&T New Technology Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,057	0
Investment and Dividend	0	7,000
Equity method income (loss)	(57)	57
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	7,000	7,057
Midas Asset Global CRE Debt Private Fund No.6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	23,731	0
Investment and Dividend	21,537	23,194
Equity method income (loss)	2,121	537
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	47,389	23,731
Richmond Private Investment Trust No.82
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	15,120	0
Investment and Dividend	(855)	14,569
Equity method income (loss)	784	551
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	15,049	15,120
Tiger Alternative Real Estate Professional Private5
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	19,820	0
Investment and Dividend	(1,376)	19,876
Equity method income (loss)	55	(56)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	18,499	19,820
Samchully Midstream Private Placement Special Asset Fund 5-4
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	30,742	0
Investment and Dividend	(968)	29,436
Equity method income (loss)	(956)	1,306
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	28,818	30,742
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	53,831	0
Investment and Dividend	9,253	52,048
Equity method income (loss)	2,532	1,783
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	65,616	53,831
AUCTUS FITRIN Corporate Recovery Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	14,358	0
Investment and Dividend	(14,484)	14,250
Equity method income (loss)	126	108
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	14,358
NH-Amundi Global Infrastructure Trust 14
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	18,497	0
Investment and Dividend	(460)	17,769
Equity method income (loss)	782	728
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	18,819	18,497
Pacific Private Real Estate Fund Investment Trust No.30
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	14,816	0
Investment and Dividend	(15,374)	14,236
Equity method income (loss)	558	580
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	14,816
Jarvis Memorial Private Investment Trust 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,166	0
Investment and Dividend	(763)	9,888
Equity method income (loss)	640	278
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	10,043	10,166
Mastern Private Investment Trust 68
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,999	0
Investment and Dividend	(460)	9,764
Equity method income (loss)	471	235
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	10,010	9,999
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,397	0
Investment and Dividend	30,510	4,434
Equity method income (loss)	734	(37)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	35,641	4,397
Milestone Private Real Estate Fund 3 (Derivative Type)
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	17,186	0
Investment and Dividend	(838)	17,016
Equity method income (loss)	2,180	170
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	18,528	17,186
IGIS Private Real Estate Investment Trust 286 (2 class)
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,768	0
Investment and Dividend	(1,361)	10,100
Equity method income (loss)	437	(332)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	8,844	9,768
Nomura-Rifa Private Real Estate Investment Trust 31 (2 class)
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	8,914	0
Investment and Dividend	(932)	9,018
Equity method income (loss)	425	(104)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	8,407	8,914
Lime Pricing Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	8,300	0
Investment and Dividend	(8,217)	8,400
Equity method income (loss)	(83)	(100)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	8,300
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	41,991	0
Investment and Dividend	(29,980)	39,376
Equity method income (loss)	1,312	2,615
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	13,323	41,991
DS Solid.II Hedge Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,123	0
Investment and Dividend	(6,397)	4,300
Equity method income (loss)	2,274	(177)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	4,123
Hana Semiconductor New Technology Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	12,856	0
Investment and Dividend	(2,557)	13,000
Equity method income (loss)	13,832	(144)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	24,131	12,856
J&Magnet Startup Venture Specialized Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,979	0
Investment and Dividend	(2,151)	6,000
Equity method income (loss)	2,107	(21)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	5,935	5,979
Cape IT Fund No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,967	0
Investment and Dividend	(580)	10,000
Equity method income (loss)	1,262	(33)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	10,649	9,967
FuturePlay-Shinhan TechInnovation Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	868
Investment and Dividend	3,661
Equity method income (loss)	(234)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,295	0
Stonebridge Corporate 1st Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	2,981
Investment and Dividend	0
Equity method income (loss)	258
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,239	0
Vogo Realty Partners Private Real Estate Fund V
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,376	0
Investment and Dividend	(566)	10,611
Equity method income (loss)	1,017	(235)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	10,827	10,376
IL GU FARM CO.,LTD
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	0	0
Equity method income (loss)	0	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
Korea Credit Bureau
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	6,812	0
Investment and Dividend	(90)	4,500
Equity method income (loss)	254	2,312
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	6,976	6,812
SBC PFV Co., Ltd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	20,000	0
Investment and Dividend	0	20,000
Equity method income (loss)	(1,792)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	18,208	20,000
Goduck Gangil1 PFV Co., Ltd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	48
Investment and Dividend	0
Equity method income (loss)	(48)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	0	0
Sprott Global Renewable Private Equity Fund II
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	19,016	0
Investment and Dividend	(18,909)	20,131
Equity method income (loss)	(107)	(1,115)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	19,016
NH-amundi global infra private fund 16
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	48,158	0
Investment and Dividend	(1,236)	49,530
Equity method income (loss)	(3,083)	(1,372)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	43,839	48,158
IMM Global Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	28,925	0
Investment and Dividend	90,776	28,945
Equity method income (loss)	1,154	(20)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	120,855	28,925
HANA Alternative Estate Professional Private122
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	26,205	0
Investment and Dividend	(644)	28,487
Equity method income (loss)	4,070	(2,282)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	29,631	26,205
Hanwha-Incus Plus New Technology Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,499	0
Investment and Dividend	0	5,500
Equity method income (loss)	5,527	(1)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	11,026	5,499
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7[Bond]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	51,293	0
Investment and Dividend	(1,613)	51,293
Equity method income (loss)	1,530	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	51,210	51,293
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	150,317	0
Investment and Dividend	127,753	146,045
Equity method income (loss)	8,461	4,272
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	286,531	150,317
PSA EMP Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,927	0
Investment and Dividend	(278)	10,000
Equity method income (loss)	165	(73)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	9,814	9,927
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	29,463	0
Investment and Dividend	(239)	28,314
Equity method income (loss)	177	1,149
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	29,401	29,463
SHBNPP Peace of Mind TDF 2035 Security Investment Trust [Equity Balanced-FoF]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,727	0
Investment and Dividend	(5,727)	5,727
Equity method income (loss)	0	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	5,727
SHBNPP Peace of Mind TDF 2040 Security Investment Trust [Equity Balanced-FoF]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,729	0
Investment and Dividend	(5,729)	5,729
Equity method income (loss)	0	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	5,729
BRAIN DO PROFESSIONALE PRIVATE No. 27
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,065	0
Investment and Dividend	0	3,000
Equity method income (loss)	376	65
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3,441	3,065
VISION US Muni US Local Debt Opportunities Professional Private1(S)
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,869	0
Investment and Dividend	(10,032)	9,500
Equity method income (loss)	163	369
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	9,869
UI Venture Fund 7th
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	3,000	0
Equity method income (loss)	279	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3,279	0
Sparklabs-Shinhan Opportunity Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	4,999	0
Equity method income (loss)	(167)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	4,832	0
BNW Tech-Innovation Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	6,000	0
Equity method income (loss)	(58)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	5,942	0
IGIS Real-estate Private Investment Trust No.33
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	13,945	0
Equity method income (loss)	154	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	14,099	0
Findvalue PreIPO 6th Professional Investment Type Private Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	3,000	0
Equity method income (loss)	2	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3,002	0
WWG Global Real Estate Investment Trust no.4
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	16,874	0
Equity method income (loss)	878	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	17,752	0
Fidelis Global Private Real Estate Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	18,582	0
Equity method income (loss)	903	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	19,485	0
IGIS PRIVATE REAL ESTATE TRUST NO.331
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	3,932	0
Equity method income (loss)	(167)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3,765	0
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	45,082	0
Equity method income (loss)	3,262	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	48,344	0
Pebblestone CGV Private Real Estate Trust No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	12,793	0
Equity method income (loss)	553	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	13,346	0
Shinhan AIM Real Estate Fund No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	36,186	0
Equity method income (loss)	(7,652)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	(6,070)	0
Investments in associates	22,464	0
Shinhan AIM Real Estate Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	45,415	0
Equity method income (loss)	1,530	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	46,945	0
SHBNPP Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust [Infra business]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	32,258	0
Equity method income (loss)	686	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	32,944	0
SHBNPP Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust [Infra business]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	22,003	0
Equity method income (loss)	(1,101)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	20,902	0
SHBNPP Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2(USD)
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	7,273	0
Equity method income (loss)	(581)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	6,692	0
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No. 1 [Equity securities-Derivative]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	4,859	0
Equity method income (loss)	(14)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	4,845	0
Korea Omega-Shinhan Project Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	6,000	0
Equity method income (loss)	(69)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	5,931	0
New Green Shinhan Mezzanine Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	4,000	0
Equity method income (loss)	916	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	4,916	0
KORAMKO-Daum Professional Private Investment Trust No.12
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	6,930	0
Equity method income (loss)	598	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	7,528	0
Samsung SRA Real Estate Professional Private 45[FoFs]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	10,701	0
Equity method income (loss)	(35)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	10,666	0
IBK Global New Renewable Energy Special Asset Professional Private2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	29,177	0
Equity method income (loss)	3,172	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	32,349	0
VS Cornerstone Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	3,500	0
Equity method income (loss)	(36)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3,464	0
Aone Mezzanine Opportunity Professional Private
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	8,000	0
Equity method income (loss)	1,580	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	9,580	0
KiwoomUnicorn3New Technology Business Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	3,000	0
Equity method income (loss)	1,283	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	4,283	0
Multi Asset The United States Thortons Professional Private1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	44,202	0
Equity method income (loss)	(2,762)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	41,440	0
Kiwoom Milestone US Real Estate Professional Private20
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	49,791	0
Equity method income (loss)	1,721	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	51,512	0
NH-Amundi US Infrastructure Private Fund2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	24,647	0
Equity method income (loss)	783	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	25,430	0
KB Distribution Private Real Estate1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	29,984	0
Equity method income (loss)	714	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	30,698	0
SHBNPP Jigae Namsan BTO professional Investment Type Private Special Asset Investment Trust [Infra business]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	19,968	0
Equity method income (loss)	744	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	20,712	0
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No.2 [Loan-Derivative]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	28,251	0
Equity method income (loss)	898	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	29,149	0
Kakao-Shinhan 1st TNYT Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	6,000	0
Equity method income (loss)	(319)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	5,681	0
IMM Special Situation 1-2 PRIVATE EQUITY FUND
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	10,000	0
Equity method income (loss)	870	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	10,870	0
Pacific Private Placement Real Estate Fund No.40
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	11,273	0
Equity method income (loss)	374	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	11,647	0
Mastern Private Real Estate Loan Fund No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	5,740	0
Equity method income (loss)	(48)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	5,692	0
LB Scotland Amazon Fulfillment Center Fund 29
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	30,753	0
Equity method income (loss)	429	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	31,182	0
JR AMC Hungary Budapest Office Fund 16
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	11,380	0
Equity method income (loss)	824	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	12,204	0
IGIS 372 Real Estate Professional Private
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	58,200	0
Equity method income (loss)	(1,365)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	56,835	0
KoFC-Neoplux R&D-Biz Creation 2013-1 Venture Capital Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	4,058	0
Equity method income (loss)	(228)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3,830	0
Future-Creation Neoplux Venture Capital Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	4,204	0
Equity method income (loss)	(408)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3,796	0
Gyeonggi-Neoplux Superman Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	7,665	0
Equity method income (loss)	(1,266)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	6,399	0
NewWave 6th Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	6,242	0
Equity method income (loss)	(92)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	6,150	0
Neoplux No.3 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	10,825	0
Equity method income (loss)	(530)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	10,295	0
PCC Amberstone Private Equity Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	22,066	0
Equity method income (loss)	414	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	22,480	0
KIAMCO POWERLOAN TRUST 4TH
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	43,390	0
Equity method income (loss)	565	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	43,955	0
Mastern Opportunity Seeking Real Estate Fund II
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	19,508	0
Equity method income (loss)	291	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	19,799	0
AION ELFIS PROFESSIONAL PRIVATE 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	5,000	0
Equity method income (loss)	528	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	5,528	0
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	4,500	0
Equity method income (loss)	(47)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	4,453	0
Neoplux Market-Frontier Secondary Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	10,974	0
Equity method income (loss)	571	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	11,545	0
Synergy Green New Deal 1st New Technology Business Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	10,000	0
Equity method income (loss)	8	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	10,008	0
KAIM Real-estate Private Investment Trust 20
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	5,000	0
Equity method income (loss)	98	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	5,098	0
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	8,150	0
Equity method income (loss)	(202)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	7,948	0
CSQUARE SNIPER PROFESSIONAL PRIVATE 10
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	3,125	0
Equity method income (loss)	0	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3,125	0
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	44,780	0
Equity method income (loss)	(9)	0
Change in other comprehensive income (loss)	(177)	0
Impairment loss	0	0
Investments in associates	44,594	0
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	44,780	0
Equity method income (loss)	(9)	0
Change in other comprehensive income (loss)	(177)	0
Impairment loss	0	0
Investments in associates	44,594	0
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	16,000	0
Equity method income (loss)	(145)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	15,855	0
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	30,000	0
Equity method income (loss)	(356)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	29,644	0
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	21,142	0
Equity method income (loss)	0	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	21,142	0
Eum Private Equity Fund No.7
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	7,872	0
Equity method income (loss)	0	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	7,872	0
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	5,034	0
Equity method income (loss)	0	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	5,034	0
Kiwoom Hero No.4 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	4,707	0
Equity method income (loss)	0	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	4,707	0
Vogo Canister Professional Trust Private Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	43,975	0
Equity method income (loss)	0	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	43,975	0
Others
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		81,490
Investment and Dividend		(14,513)
Equity method income (loss)		18,954
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		₩ 85,931
Others
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	85,517
Investment and Dividend	25,966
Equity method income (loss)	19,814
Change in other comprehensive income (loss)	(5)
Impairment loss	0
Investments in associates	₩ 131,292